Capital structure and financial items - Financial risks - Financial Contracts (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	11 months	12 months
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	6 months	6 months
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	12 months	12 months
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	11 months	13 months
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	9 months	11 months